CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating revenues:
Gas operating revenues	$ 1,350,585	$ 1,368,939	$ 1,357,728
Utility infrastructure services revenues	1,948,288	1,750,978	1,522,285
Total operating revenues	3,298,873	3,119,917	2,880,013
Operating expenses:
Net cost of gas sold	342,837	385,164	419,388
Operations and maintenance	408,116	424,150	406,393
Depreciation and amortization	332,027	303,237	249,212
Taxes other than income taxes	63,460	62,328	59,898
Utility infrastructure services expenses	1,729,429	1,573,227	1,387,689
Total operating expenses	2,875,869	2,748,106	2,522,580
Operating income	423,004	371,811	357,433
Other income and (expenses):
Net interest deductions	(111,477)	(109,226)	(96,671)
Other income (deductions)	(6,789)	10,085	(17,426)
Total other income and (expenses)	(118,266)	(99,141)	(114,097)
Income before income taxes	304,738	272,670	243,336
Income tax expense	65,753	56,023	61,684
Net income	238,985	216,647	181,652
Net income (loss) attributable to noncontrolling interest	6,661	2,711	(625)
Net income attributable to Southwest Gas Holdings, Inc.	$ 232,324	$ 213,936	$ 182,277
Earnings per share:
Basic (in USD per share)	$ 4.15	$ 3.94	$ 3.69
Diluted (in USD per share)	$ 4.14	$ 3.94	$ 3.68
Weighted average shares:
Basic (in shares)	55,998	54,245	49,419
Diluted (in shares)	56,076	54,312	49,476
Southwest Gas Corporation
Operating revenues:
Gas operating revenues	$ 1,350,585	$ 1,368,939	$ 1,357,728
Operating expenses:
Net cost of gas sold	342,837	385,164	419,388
Operations and maintenance	406,382	422,174	404,813
Depreciation and amortization	235,295	215,620	191,816
Taxes other than income taxes	63,460	62,328	59,898
Total operating expenses	1,047,974	1,085,286	1,075,915
Operating income	302,611	283,653	281,813
Other income and (expenses):
Net interest deductions	(101,148)	(95,026)	(81,740)
Other income (deductions)	(6,590)	9,517	(17,240)
Total other income and (expenses)	(107,738)	(85,509)	(98,980)
Income before income taxes	194,873	198,144	182,833
Income tax expense	35,755	34,973	43,991
Net income	$ 159,118	$ 163,171	$ 138,842